Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Loss Per Share Tables [Abstract]
Schedule of consolidated comprehensive loss
	2020	2019
Loss attributed to shareholders	(13,445)	(10,825)
Basic weighted average number of shares (in 000s)	28,873	25,545
Basic and diluted loss per share	(0.47)	(0.42)